Shareholders’ (deficit) and mezzanine equity (Details) $ / shares in Units, $ in Thousands									1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Sep. 26, 2024 USD ($)	Mar. 25, 2024 USD ($)	Mar. 21, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Sep. 26, 2023 USD ($)	Mar. 21, 2023 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($) vote shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Jun. 11, 2024 shares	Sep. 18, 2020 $ / shares shares
Class of Stock [Line Items]
Common stock, number of votes per share | vote											1
Preferred stock shares outstanding (in shares) | shares	0				0						0	0
Class of warrants or rights number of securities called by the warrants or rights (in shares) | shares														10,992,759
Class of warrant or right, exercised (in shares) | shares					0							0
Treasury stock, common shares (in shares) | shares	854,561				6,259,966						854,561	6,259,966
Treasury stock, common shares, value | $	$ 10,788				$ 78,267						$ 10,788	$ 78,267
Share repurchase program, shares outstanding (in shares) | shares	0				0						0	0
Accrual of dividends of Series B convertible preferred shares | $											$ 499	$ 2,000	$ 2,000
Dividends | $											499	2,000	2,000
Accumulated other comprehensive income (loss), foreign currency translation, adjustments net of tax | $	$ (22,492)				$ 4,434					$ 1,973	$ (22,492)	4,434	1,973
L Catterton Investment Agreement
Class of Stock [Line Items]
Class of warrants or rights number of securities called by the warrants or rights (in shares) | shares															11,000,000
L Catterton Investment Agreement | Penny Warrants
Class of Stock [Line Items]
Warrants exercise price (in dollars per share) | $ / shares															$ 0.01
Class of warrants or rights outstanding term															10 years
Series A Non-convertible Preferred Shares
Class of Stock [Line Items]
Redeemable preferred stock dividends | $		$ 7,521	$ 15,418			$ 7,854	$ 7,896	$ 15,375	$ 0
Accrual of dividends of Series B convertible preferred shares | $	15,229				$ 15,750				$ 11,491	$ 11,491
Dividends | $	$ 3,781	$ 7,521	$ 15,418			$ 7,854	$ 7,896
Series B Preferred Stock
Class of Stock [Line Items]
Preferred stock shares authorized (in shares) | shares	50,000										50,000
Redeemable preferred stock dividends | $				$ 499								$ 2,000	$ 2,000
Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock shares authorized (in shares) | shares	150,000										150,000